Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2024
Entity Registrant Name	Exchange Traded Concepts Trust
Entity Central Index Key	0001452937
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 26, 2024
Document Effective Date	Nov. 26, 2024
Prospectus Date	Nov. 26, 2024
MUSQ Global Music Industry ETF | MUSQ Global Music Industry ETF
Prospectus:
Trading Symbol	MUSQ